Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Non-recognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date.
The Company has disclosed deposit concentrations in Note 9 of the Notes to Consolidated Financial Statements included herein. In relation to current economic conditions, management has monitored deposit concentrations through the date the financial statements were issued noting no significant changes to concentrations. In addition, there has been no significant deposit deterioration through the date the financial statements were issued.
The Company has disclosed its investment portfolio position in Notes 2 and 3 of the Notes to Consolidated Financial Statements included herein. There has been no significant deterioration in the investment portfolio through the date the consolidated financial statements were issued.
Management has reviewed the events occurring through the date the financial statements were issued and no additional subsequent events occurred requiring accrual or disclosure.